10. EQUITY (Details 1) - $ / shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity
Number of shares, opeinnig balance	2,400,000	1,582,500
Weighted average exercise price beginng balance	$ 3.20	$ 2.80
Number of shares granted	705,000	1,192,500
Weighted average exercise price granted	$ 16.28	$ 3.64
Number of shares exercised	(331,251)	(145,000)
Weighted average exercise price exercised	$ 2.90	$ 3.05
Number of shares expired		(230,000)
Weighted average exercise price expired		$ 2.66
Number of shares, ending balance	2,773,749	2,400,000
Weighted average exercise price ending balance	$ 6.56	$ 3.20
Number of shares Options that can be exercised	2,260,000	2,000,000
Weighted average exercise price Options that can be exercised	$ 6.88	$ 3.37